UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-06400
The Advisors’ Inner Circle Fund
(Exact name of registrant as specified in charter)

SEI Corporation
One Freedom Valley Drive
Oaks, PA 19456
(Address of principal executive offices)
101 Federal Street
Boston, MA 02110
(Name and address of agent for service)
Registrant’s telephone number, including area code: 1-866-777-7818
Date of fiscal year end: December 31, 2010
Date of reporting period: September 30, 2010

Item 1. Schedule of Investments

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
SEPTEMBER 30, 2010 (Unaudited)
SCHEDULE OF INVESTMENTS
U.S. GOVERNMENT AGENCY OBLIGATIONS — 52.0%

	Face Amount	Value
FEDERAL HOME LOAN BANK — 3.7%
1.850%, 03/04/13	$1,000,000	$1,004,920

FEDERAL HOME LOAN MORTGAGE CORPORATION — 8.2%
1.400%, 07/26/13	1,100,000	1,102,515
0.950%, 03/07/13	1,100,000	1,101,939

		2,204,454

FEDERAL NATIONAL MORTGAGE ASSOCIATION — 40.1%
6.250%, 02/01/11	1,000,000	1,018,270
5.250%, 08/01/12	4,500,000	4,854,564
2.016%, 11/15/11 STRIPS (A)	5,000,000	4,959,775

		10,832,609

TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $13,863,549)		14,041,983

U.S. TREASURY OBLIGATIONS — 17.7%

U.S. TREASURY BILLS (B)
0.211%, 06/02/11 (C)	4,625,000	4,618,728
0.163%, 02/10/11 (D)	150,000	149,922

TOTAL U.S. TREASURY OBLIGATIONS (Cost $4,768,238)		4,768,650

CORPORATE OBLIGATIONS — 14.8%

FINANCIALS — 12.8%
American Express Bank 5.550%, 10/17/12	500,000	538,707
AvalonBay Communities 5.500%, 01/15/12	300,000	314,931
Bear Stearns 6.950%, 08/10/12	525,000	580,360
Countrywide Financial 0.858%, 05/07/12	500,000	495,769
Goldman Sachs Group 4.750%, 07/15/13	650,000	697,869
Metropolitan Life Global Funding I 5.125%, 11/09/11	800,000	831,071

		3,458,707

TELECOMMUNICATIONS — 2.0%

Verizon New England 6.500%, 09/15/11	500,000	525,713

TOTAL CORPORATE OBLIGATIONS (Cost $3,916,910)		3,984,420

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
SEPTEMBER 30, 2010 (Unaudited)
FOREIGN BONDS — 9.3%

	Face Amount/
	Contracts/Shares	Value
GE Capital European Funding 4.75%, 09/28/12	$800,000	$1,141,913
Italy Buoni Poliennali Del Tesoro 2.500%, 07/01/12	1,000,000	1,378,590

TOTAL FOREIGN BONDS (Cost $2,697,907)		2,520,503

MUNICIPAL BONDS — 3.8%

State of Illinois, GO 4.010%, 07/01/13 (Cost $1,054,671)	1,000,000	1,036,740

PURCHASED OPTION CONTRACTS* — 0.3%

CBOE Volatility Binary, February 2011, 32.5 Call	80	32,000
S&P 500 Index, October 2010, 1,135 Call	1	2,220
S&P 500 Index, October 2010, 1,150 Call	15	19,500
S&P 500 Index, October 2010, 1,200 Call	54	5,400
S&P 500 Index, October 2010, 1,040 Put	1	150
S&P 500 Index, October 2010, 1,055 Put	15	3,150
S&P 500 Index, October 2010, 1,065 Put	64	16,640

TOTAL PURCHASED OPTION CONTRACTS (Cost $117,590)		79,060

CASH EQUIVALENT — 2.3%

HighMark Diversified Money Market Fund, Fiduciary Class, 0.090% (E) (Cost $624,020)	624,020	624,020

TOTAL INVESTMENTS — 100.2% (Cost $27,042,885) ‡		$27,055,376

WRITTEN INDEX OPTION CONTRACTS* — (0.3) %

AMEX S&P 400 Midcap Index, October 2010, 730 Put	(8)	$(1,400)
CBOE Volatility Binary Index, February 2011, 26 Put	(80)	(14,400)
Russell 1000 Index, October 2010, 590 Put	(10)	(1,900)
Russell 2000 Index, October 2010, 605 Put	(10)	(1,480)
S&P 100 Index, October 2010, 485 Put	(12)	(1,800)
S&P 100 Index European, October 2010, 485 Put	(8)	(1,496)
S&P 500 Index, October 2010, 1,130 Call	(1)	(2,450)
S&P 500 Index, October 2010, 1,145 Call	(15)	(22,050)
S&P 500 Index, October 2010, 1,190 Call	(54)	(9,180)
S&P 500 Index, October 2010, 1,065 Put	(1)	(260)
S&P 500 Index, October 2010, 1,070 Put	(6)	(1,680)
S&P 500 Index, October 2010, 1,075 Put	(54)	(19,440)
S&P 500 Index, October 2010, 1,090 Put	(15)	(7,380)
S&P Small Cap 600 Index, October 2010, 320 Put	(19)	(1,520)

TOTAL WRITTEN INDEX OPTION CONTRACTS (Premiums received $150,529)		$(86,436)

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
SEPTEMBER 30, 2010 (Unaudited)
The following forward foreign currency contracts were outstanding as of September 30, 2010:

						Unrealized
Maturity		Currency to		Currency to		Appreciation
Date		Receive		Deliver	Contract Value	(Depreciation)
12/15/10	AUD	2,700,000	USD	(2,447,361)	2,588,402	$141,040
12/15/10	GBP	200,000	USD	(308,386)	314,944	6,558
12/15/10	JPY	90,000,000	USD	(1,061,258)	1,078,538	17,280
12/15/10	NOK	6,000,000	USD	(976,563)	1,020,746	44,183
12/15/10	SEK	18,000,000	USD	(2,483,135)	2,669,592	186,457
12/15/10	USD	2,491,615	CAD	(2,600,000)	2,530,416	(38,801)
12/15/10	USD	1,958,787	CHF	(2,000,000)	2,049,497	(90,710)
12/15/10	USD	2,571,200	EUR	(2,000,000)	2,728,379	(157,179)
1/10/11	USD	2,455,556	EUR	(1,875,000)	2,557,283	(101,727)
12/15/10	USD	1,288,314	NZD	(1,800,000)	1,315,017	(26,703)

						$(19,602)

The following is a summary of counterparties for the outstanding forward foreign currency contracts held by the Fund as of September 30, 2010:

	Currency to	Currency to	Unrealized
Counterparty	Receive	Deliver	Depreciation
Morgan Stanley	$18,437,693	$(18,457,295)	$(19,602)

The following futures contracts were outstanding as of September 30, 2010:

	Number
Contract	of	Settlement	Unrealized
Description	Contracts	Month	Appreciation
U.S. 2 Year Treasury Note	57	December 2010	$41,000

Percentages are based on Net Assets of $27,000,012.

*	Non-income producing security.

(A)	Zero Coupon Bond.

(B)	The rate reported is the effective yield at time of purchase.

(C)	All or a portion of this security has been pledged as collateral for open written index option contracts.

(D)	All or a portion of this security has been pledged as collateral for open futures contracts.

(E)	The rate reported is the 7-day effective yield as of September 30, 2010.

GO — General Obligation

STRIPS — Separate Trading of Registered Interest and Principal Securities
Currency Legend

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro Dollar
GBP	British Pound
JPY	Japanese Yen
NOK	Norweigan Krone
NZD	New Zealand Dollar
SEK	Swedish Krone
USD	U.S. Dollar
‡ At September 30, 2010, the tax basis cost of the Fund’s investments was $27,245,014, and the unrealized appreciation and depreciation were $133,628 and $(323,266), respectively.

THE ADVISORS’ INNER CIRCLE FUND	ANALYTIC SHORT-TERM INCOME FUND
SEPTEMBER 30, 2010 (Unaudited)
The summary of inputs used to value the Fund’s net assets as of September 30, 2010 is as follows:

Investments in Securities	Level 1	Level 2	Level 3	Total
U.S. Government Agency Obligations	$—	$14,041,983	$—	$14,041,983
U.S. Treasury Obligations	—	4,768,650	—	4,768,650
Corporate Obligations	—	3,984,420	—	3,984,420
Foreign Bonds	—	2,520,503	—	2,520,503
Municipal Bonds	—	1,036,740	—	1,036,740
Purchased Option Contracts	79,060	—	—	79,060
Cash Equivalent	624,020	—	—	624,020

Total Other Financial Instruments	$703,080	$26,352,296	$—	$27,055,376

Other Financial Instruments	Level 1	Level 2	Level 3	Total
Written Index Option Contracts	$(86,436)	$—	$—	$(86,436)
Forwards Contracts	—	(19,602)	—	(19,602)
Futures Contracts	41,000	—	—	41,000

Total Other Financial Instruments	$(45,436)	$(19,602)	$—	$(65,038)

For the period ended September 30, 2010, there have been no significant transfers between Level 1 and Level 2 assets and liabilities.
For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semi-annual or annual financial statements.
AHA-QH-005-0100

Item 2. Controls and Procedures
(a) The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 as of a date within 90 days of the filing date of this report.
(b) There were no significant changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	The Advisors’ Inner Circle Fund

By (Signature and Title)	/s/:Philip T. Masterson
Philip T. Masterson
President
Date: November 24, 2010
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/:Philip T. Masterson
Philip T. Masterson
President

Date: November 24, 2010

By (Signature and Title)	/s/:Michael Lawson
Michael Lawson
Treasurer, Controller & CFO

Date: November 24, 2010